Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Effect on service cost plus interest cost, 1% increase	$ 0.3
Effect on postretirement benefit obligation, 1% increase	4.5
Effect on service cost plus interest cost, 1% decrease	(0.2)
Effect on postretirement benefit obligation, 1% decrease	$ (3.6)